SIGNIFICANT ACCOUNTING POLICIES, Restatement of Statement of Cash Flows IAS 29 (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Effect of new standards adopted [Abstract]
Total equity according to financial statements	$ 30,945,305	$ 25,279,589	[1]	$ 19,528,403	[1]	$ 18,649,007	[1]
Total comprehensive income for the year	$ 11,415,836	5,751,193	[1]	1,106,295	[1],[2]
Previously Reported [Member]
Effect of new standards adopted [Abstract]
Total equity according to financial statements		5,319,640		2,526,378		1,695,434
Total comprehensive income for the year		2,793,266		930,678
Increase Due to Adjustment of Common Stock [Member] | IAS 29 [Member]
Effect of new standards adopted [Abstract]
Total equity according to financial statements		17,321,734		17,321,734		17,321,734
(Decrease) / Increase in Accumulated Retained Earnings [Member] | IAS 29 [Member]
Effect of new standards adopted [Abstract]
Total equity according to financial statements		2,638,215		(319,709)		$ (368,161)
Gain on Net Monetary Position [Member] | IAS 29 [Member]
Effect of new standards adopted [Abstract]
Total comprehensive income for the year		465,975		1,038,647
Restatement of Income / (Expense) Items Including Income Tax [Member] | IAS 29 [Member]
Effect of new standards adopted [Abstract]
Total comprehensive income for the year		$ 2,491,952		$ (863,030)

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.